Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Inventories
Raw materials and merchandise	€ 3,994	€ 4,628
Work in progress	8,180	5,436
Total	€ 12,174	€ 10,064